Prepaid expenses and deposits (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Prepaid expenses and deposits
Research and development	$ 46,809	$ 30,705
Insurance	58,708	60,999
Other prepaids and deposits	44,808	63,709
Prepaid expenses and deposits	$ 150,325	$ 155,413